FINANCING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income, Nonoperating [Abstract]
Short-term interest expenses commissions and other		$ (1,367)	$ (895)	$ (944)
Gains (loss) in respect of marketable securities and other investments		(2,387)	4,375	(241)
Interest expenses in respect of long-term loans		(883)	(1,299)	(1,666)
Interest income in respect of deposits		538	302	500
Income (expenses) related to taxes positions		190	(501)	203
Exchange rate differences and others, net		(662)	(1,350)	(491)
Income (expenses) in respect of changes in Obligation to purchase non-controlling interests	[1]	(967)	848	3,215
Financing income, net		$ (5,538)	$ 1,480	$ 576

[1]	See Note 1Y